Commitments	12 Months Ended
Dec. 31, 2021
Commitments
Commitments

33.Commitments

(a)Capital commitments

	As of December 31,
	2020	2021
	RMB’000	RMB’000
Equipment and intangible assets
- Contracted but not provided for	14,578	34,772

(b)Lease commitments

The Group leases certain office buildings under non-cancellable lease agreements.

The Group has recognized right-of-use assets for these leases, except for short- term and low-value leases (Note 14). The future minimum lease payables under such non-cancellable leases not recognized in the financial statements at each year-end date are as follows:

	As of December 31,
	2020	2021
	RMB’000	RMB’000
No later than 1 year	300	1,271
Later than 1 year but no later than 3 years	—	38
	300	1,309